Income Taxes (Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate And Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
Foreign rate differences	(11.80%)	(12.50%)	(10.00%)
Dividend repatriation cost	6.00%	6.50%	3.50%
Reversal of tax reserves no longer required	0.00%	0.00%	(1.40%)
Other	0.30%	0.10%	0.30%
Effective tax rate	29.50%	29.10%	27.40%